Finance costs - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest income on bank deposits	¥ 28,823	¥ 77,237	¥ 128,261
Finance costs
Interest expense on borrowings	(56,534)	(127,585)	(149,279)
Interest expense on lease liabilities	(5,803)	(7,736)	(10,785)
Interest expense on redemption liability	(12,406)	(14,326)	(12,608)
Bank charges	(1,894)	(716)	(2,159)
Total finance costs	(76,637)	(150,363)	(174,831)
Finance costs - net	¥ (47,814)	¥ (73,126)	¥ (46,570)